Defined Benefit Plans - Summary of Estimated Approximate Effects on Defined Benefit Obligation (Detail) - United States [member] - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (46)	€ (47)
Decrease in actuarial assumptions	51	53
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(183)	(205)
Decrease in actuarial assumptions	232	250
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	4	5
Decrease in actuarial assumptions	(4)	(4)
Financial actuarial assumptions of health care trend rates by 100 bps variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	12	10
Decrease in actuarial assumptions	€ (10)	€ (9)